Securities	12 Months Ended
Dec. 31, 2011
Securities [Abstract]
SECURITIES

NOTE 4 - SECURITIES

Year-end securities were as follows:

Available for Sale	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(000s omitted)
2011
U.S. government & federal agency	$6,144	$23	$(2)	$6,165
Mortgage-backed residential	15,625	312	(15)	15,922
Collateralized mortgage obligations-agencies	31,002	457	(5)	31,454
Collateralized mortgage obligations-private label	3,725	0	(702)	3,023
Equity securities	2,155	100	(132)	2,123

	$58,651	$892	$(856)	$58,687

2010
U.S. government & federal agency	$4,005	$6	$(11)	$4,000
Mortgage-backed residential	7,342	126	(36)	7,432
Collateralized mortgage obligations-agencies	24,758	258	(114)	24,902
Collateralized mortgage obligations-private label	4,215	0	(344)	3,871
Equity securities	1,655	49	(34)	1,670

	$41,975	$439	$(539)	$41,875

Held to Maturity	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
(000s omitted)
2011
State and municipal	$2,963	$90	$0	$3,053

	$2,963	$90	$0	$3,053

2010
State and municipal	$4,350	$41	$(8)	$4,383

	$4,350	$41	$(8)	$4,383

Sales of available for sale securities were as follows:

(000s omitted)	2011	2010
Proceeds	$2,024	$8,677
Gross gains	5	215
Gross losses	0	(164)

Contractual maturities of securities at December 31, 2011 were as follows. Securities not due at a single maturity date, consisting of mortgage-backed, collateralized mortgage obligations and equity securities are shown separately.

	Available for Sale		Held to Maturity
(000s omitted)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
U.S. government & federal agency
Due in one year or less	$0	$0	$395	$398
Due from one to five years	0	0	1,321	1,350
Due from five to ten years	4,494	4,513	1,247	1,305
Due after ten years	1,650	1,652	0	0
Mortgage backed residential	15,625	15,922	0	0
Collateralized mortgage obligations-agencies	31,002	31,454	0	0
Collateralized mortgage obligations-private label	3,725	3,023	0	0
Equity securities	2,155	2,123	0	0

	$58,651	$58,687	$2,963	$3,053

Securities pledged at December 31, 2011 and 2010 had a carrying amount of $10,764,000 and $8,707,000 and were pledged to secure public deposits and borrowings.

At December 31, 2011 two holdings totaling $3,023,000 in securities issued by Wells Fargo and Bear Stearns exceeded 10% of stockholders’ equity. At December 31, 2010 two holdings totaling $3,871,000 in securities issued by Wells Fargo and Bear Stearns exceeded 10% of stockholders’ equity.

Securities with unrealized losses at December 31, 2011 and 2010, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position are as follows:

2011	Less than 12 months		12 months or more		Total
(000s omitted)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

US government & federal agencies	$0	$0	$1,498	$(2)	$1,498	$(2)
Mortgage backed residential	6,766	(15)	0	0	6,766	(15)
Collateralized mortgage obligations-agencies	0	0	4,985	(5)	4,985	(5)
Collateralized mortgage obligations-private label	0	0	3,023	(702)	3,023	(702)

Equity securities	0	0	772	(132)	772	(132)

Total temporarily impaired	$6,766	$(15)	$10,278	$(841)	$17,044	$(856)

2010	Less than 12 months		12 months or more		Total
(000s omitted)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss

US government & federal agencies	$1,989	$(11)	$0	$0	$1,989	$(11)
State & municipal	365	(3)	245	(5)	610	(8)
Mortgage backed residential	2,062	(36)	0	0	2,062	(36)
Collateralized mortgage obligations-agencies	6,085	(114)	0	0	6,085	(114)
Collateralized mortgage obligations-private label	0	0	3,871	(344)	3,871	(344)
Equity securities	186	(14)	439	(20)	625	(34)

Total temporarily impaired	$10,687	$(178)	$4,555	$(369)	$15,242	$(547)

As of December 31, 2011, the Corporation’s security portfolio consisted of 83 securities, 15 of which were in an unrealized loss position. The majority of unrealized losses are related to the Corporation’s collateralized mortgage obligations - private label as discussed below.

In 2011, the Corporation did not recognize other-than-temporary impairment on the investment portfolio. In 2010, the Corporation recognized other-than-temporary impairments totaling $307,000 on four individual investments. Three of the impairments, totaling $298,000 were recognized on equity securities as a result of analysis of the declining performance of the individual institutions. The fourth totaling $9,000 was on a single collateralized mortgage obligation instrument and was recognized due to the deterioration of the underlying loans.

Collateralized Mortgage Obligations

The decline in fair value of the Corporation’s private label collateralized mortgage obligations (“CMO”s) is primarily attributable to the lack of liquidity and the financial crisis affecting these markets and not necessarily the expected cash flows of the individual securities. The Standard and Poor’s ratings held on the private label securities are AA and A-. The underlying collateral of these CMOs is comprised largely of 1-4 family residences. In each of these securities, the Corporation holds the senior tranche and receives payments before other tranches. For private label securities, management completes an analysis to review the recent performance of the mortgage pools underlying the instruments. At December 31, 2011, the private label securities have an amortized cost of $3,725,000 with an unrealized loss of $702,000.

The Corporation has also been closely monitoring the performance of the CMO and mortgage backed securities (“MBS”) portfolios. Management continues to monitor items such as payment streams and underlying default rates, and did not determine a significant change in these items. On a quarterly basis, management uses multiple assumptions to project the expected future cash flows of the private label CMO’s with prepayment speeds, projected default rates and loss severity rates. The cash flows are then discounted using the effective rate on the securities determined at acquisition. Recent historical experience is the base for determining the cash flow assumptions and is adjusted when appropriate after considering characteristics of the underlying loans collateralizing the private label CMO securities. As a result of its review in 2010, the Corporation recognized a $9,000 other-than-temporary impairment as a result of incurred credit losses which has been reflected in the income statement. The security with the credit loss was the Corporation’s sole CCC rated security. The Corporation sold this security during the fourth quarter of 2010 and recognized an additional loss of $136,000. In 2011, there was no other-than-temporary impairment recorded.

The Corporation has three agency collateralized mortgage obligations at December 31, 2011 with an unrealized loss of $5,000. The decline in value is primarily due to changes in interest rates and other market conditions.

Equity Securities

The Corporation’s equity investments with unrealized losses are investments in non-public bank holding companies within Michigan. These securities receive a multi-faceted review utilizing call reports and other data. Management reviews such performance indicators as earnings, ROE, ROA, non-performing assets, brokered deposits and capital ratios. Management draws conclusions from this information, as well as any published information or trading activity received from the individual institutions, to assist in determining if any unrealized loss is other than temporary Additionally management considers the length of time the investments have been in an unrealized loss position.

In 2011, no OTTI was indicated following analysis. In 2010 OTTI totaling $298,000 was recognized on the Corporation’s equity securities in bank holding companies. The impairment was recognized as a result of the length of time these securities have been at an unrealized loss position.

Other-Than-Temporary-Impairment

Management evaluates securities for other-than-temporary impairment (“OTTI”) at least on a quarterly basis, and more frequently when economic or market conditions warrant such an evaluation. In evaluating OTTI, management additionally considers the factors presented in Note 1.

The table below presents a roll forward of the credit losses recognized in earnings on debt securities for which a portion of OTTI was recognized in other comprehensive income for the periods ended December 31:

(000s omitted)	2011	2010
Beginning balance, January 1,	$507	$288
Additions for credit losses on securities for which no previous other-than-temporary impairment was recognized	0	298
Increases to credit losses on securities for which other-than-temporary impairment was previously recognized	0	9
Reduction for previous credit losses realized on securities sold during the period	0	(88)

Ending balance, December 31,	$507	$507